Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - Goodwill and Distribution Rights - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 96,654	$ 97,198
Mexico
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,971	57,689
Guatemala
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,608	1,695
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Goodwill	371	404
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,580	1,439
Panama
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,086	1,170
Colombia
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,227	3,638
Brazil
Disclosure of detailed information about intangible assets [line items]
Goodwill	27,996	28,199
Argentina
Disclosure of detailed information about intangible assets [line items]
Goodwill	422	512
Uruguay
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,393	$ 2,452